Financial instruments and financial risk factors - Schedule of maturity of financial liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 576,900,000
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	62,100,000
1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	16,000,000.0
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	459,500,000
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	39,300,000
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	53,500,000
Accounts Payable And Accrued Liabilities | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	53,500,000
Accounts Payable And Accrued Liabilities | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Accounts Payable And Accrued Liabilities | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Accounts Payable And Accrued Liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	76,800,000
Lease liabilities | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	8,400,000
Lease liabilities | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	15,900,000
Lease liabilities | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	13,400,000
Lease liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	39,100,000
Restoration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	500,000
Restoration | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000
Restoration | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	100,000
Restoration | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Restoration | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	318,400,000
Convertible debt | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible debt | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible debt | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	318,400,000
Convertible debt | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible Debt interest
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	127,700,000
Convertible Debt interest | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible Debt interest | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible Debt interest | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	127,700,000
Convertible Debt interest | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Cobalt
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	35,935	$ 41,337
Nickel
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 23,050	$ 30,400